Intangible assets (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets
Schedule of class of assets

	Rights and Concessions (1)	Software	Goodwill	Total
Balance at December 31, 2022	2,523	439	24	2,986
Cost	2,578	1,560	24	4,162
Accumulated amortization and impairment	(55)	(1,121)	−	(1,176)
Addition	148	84	−	232
Capitalized borrowing costs	−	6	−	6
Write-offs	(35)	−	−	(35)
Transfers	−	1	−	1
Signature Bonuses Transfers (2)	(6)	−	−	(6)
Amortization	(2)	(46)	−	(48)
Translation adjustment	210	39	2	251
Balance at June 30, 2023	2,838	523	26	3,387
Cost	2,900	1,779	26	4,705
Accumulated amortization and impairment	(62)	(1,256)	−	(1,318)
Estimated useful life in years	(3)	5	Indefinite

Balance at December 31, 2021	2,695	308	22	3,025
Cost	2,744	1,321	22	4,087
Accumulated amortization and impairment	(49)	(1,013)	−	(1,062)
Addition	895	87	−	982
Capitalized borrowing costs	−	5	−	5
Write-offs	(11)	(1)	−	(12)
Transfers	(10)	(1)	−	(11)
Signature Bonuses Transfers (2)	(840)	−	−	(840)
Amortization	(2)	(35)	−	(37)
Impairment recognition	−	(1)	−	(1)
Translation adjustment	124	18	1	143
Balance at June 30, 2022	2,851	380	23	3,254
Cost	2,905	1,487	23	4,415
Accumulated amortization and impairment	(54)	(1,107)	−	(1,161)
Estimated useful life in years	(3)	5	Indefinite

(1)	It comprises mainly signature bonuses (amounts paid in concession contracts for oil or natural gas exploration and production sharing), in addition to public service concessions, trademarks and patents and others.
(2)	Transfers to PP&E. In 2023, it refers to the declaration of commerciality of the Manjuba field. In 2022, it relates to the Atapu and Sepia.
(3)	Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.